OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	$ 22	$ 38	$ 40
AFUDC related to equiity	75	96	99
Other capitalized financing costs	22	52	26
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	119	186	165
San Diego Gas and Electric Company and Subsidiary [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	16	30	33
AFUDC related to equiity	39	71	80
Other capitalized financing costs	0	0	0
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	55	101	113
Southern California Gas Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	6	8	7
AFUDC related to equiity	17	25	19
Other capitalized financing costs	1	1	0
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	$ 24	$ 34	$ 26